Debt Repayment Commitments (Tables)	12 Months Ended
Jun. 30, 2015
Debt Repayment Commitments Tables
Debt Repayment Commitments

We have commitments to repay the following debt over the next five years:

	Year ending June 30,
	2016	2017	2018	2019	2020	Total

Convertible notes	—	$121,805	$100,000	—	—	$221,805

Total	—	$121,805	$100,000	—	—	$221,805